LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
LOSS PER SHARE
NOTE 20: -	LOSS PER SHARE

Details of the number of shares and loss used in the computation of loss per share:

	Year ended December 31,
	2021		2020		2019
	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company	Weighted number of shares *)	Loss attributable to equity holders of the Company

Number of shares and loss	40,433,303	(27,793)	28,158,779	(23,374)	25,754,297	(18,112)

*)	To compute diluted loss per share, potential ordinary shares (detailed below) have not been taken into account due to their anti-dilutive effect:

4,233,950 options to employees under share-based payment plans